NOTE 7 - LOAN PAYABLE, RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Notes
NOTE 7 - LOAN PAYABLE, RELATED PARTIES

NOTE 7 – LOAN PAYABLE, RELATED PARTIES

Christopher Maggiore

During the year ended December 31, 2020, Mr. Christopher Maggiore, a director and a significant shareholder of the Company, advanced $20,000 to the Company. On September 15, 2020, he applied $20,000 of the loan balance to fund the purchase of 200,000 shares of a warrant for 250,000 shares of common stock at an exercise price of $0.10 per share (see Note 11 – Stockholders’ Deficit). The remaining 50,000 warrants were exercised through a cash free transaction into 3,704 shares. The Company agreed to pay interest of 11% per annum on these loans. On October 21, 2020, Mr. Maggiore converted the remaining $1,254 of accrued interest due into 12,537 of common stock at an exercise price of $0.10 per share.

During the years ended December 31, 2020 and December 31, 2019, the Company recorded interest expense on loans payable to Mr. Maggiore of $1,254 and $40,364, respectively.

HEP Investments, LLC

During the year ended December 31, 2020, HEP advanced the Company $139,000 in cash, of which $30,000 was repaid while $100,000 was converted into a License Co-Development Participation Agreement on October 4, 2020. As of the year ended December 31, 2020, HEP is owed $9,000 (See Note 15 – Subsequent Events).